Organization and basis of financial statements (Details Narrative)				6 Months Ended
	Mar. 30, 2023 USD ($)	Mar. 30, 2023 SGD ($)	Sep. 01, 2021 $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023	Mar. 31, 2024 USD ($)	Jun. 06, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares				480,000
Contract price exceeding the limit | $				$ 100,000
VIE contribution as a percentage of consolidated revenues				100.00%	100.00%
VIE contribution as a percentage of consolidated total assets				101.00%	95.00%
VIE contribution as a percentage of consolidated total liabilities				98.00%	98.00%
Assets | $				$ 34,693,595		$ 36,323,083
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets | $				35,020,515		$ 34,468,955
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets | $				$ 0
Le First Skillland Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest, ownership percentage by parent	75.00%	75.00%
Le First Skilland Pte Ltd Singapore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital commitment obligation	$ 292,892	$ 282,463
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition, percentage of voting			100.00%
Number of shares issued on acquisition | shares			2,900,000
Business acquisition, share price | $ / shares			$ 1.60
Shenzhen Jisen Information Tech Limited [Member] | WuxiKingway Cloud Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest transferred (in percent)							100.00%
Mr Gao Xiaofeng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares				7,740,000
Mr Hua Lugang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued | shares				1,800,000